CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 103,651	$ 135,802	$ 132,662
Services	23,839	20,025	17,378
Total revenues	127,490	155,827	150,040
Cost of revenues:
Products	48,371	59,917	62,155
Services	5,923	4,228	3,983
Total cost of revenues	54,294	64,145	66,138
Gross profit	73,196	91,682	83,902
Operating expenses:
Research and development, net	28,677	32,150	30,189
Selling and marketing	40,040	43,248	35,024
General and administrative	8,214	9,028	8,252
Total operating expenses	76,931	84,426	73,465
Operating income (loss)	(3,735)	7,256	10,437
Financial income (expenses), net	453	423	(94)
Income (loss) before taxes on income	(3,282)	7,679	10,343
Income tax benefit (expense), net	(541)	(238)	1,885
Equity in losses of an affiliated company	(354)	(277)	(213)
Net income (loss)	(4,177)	7,164	12,015
Net loss attributable to non-controlling interest	0	0	111
Net income (loss) attributable to AudioCodes' shareholders	$ (4,177)	$ 7,164	$ 12,126
Basic and diluted net earnings (loss) per share attributable to AudioCodes shareholders (in dollars per share)	$ (0.11)	$ 0.17	$ 0.30